Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2025
Basic and diluted earnings per share
Basic and diluted earnings per share

6.Basic and diluted earnings per share

Basic earnings per share is calculated by dividing the net profit or loss attributable to equity holders of the Company by the weighted average number of common shares outstanding during the financial year.

Diluted earnings per share is calculated by dividing the net profit or loss attributable to equity holders of the Company by the weighted average number of common shares outstanding during the financial year, after adjusting for all dilutive potential ordinary shares.

	2025	2024	2023
Net profit attributable to equity holders of the Company (US$’000)	242,313	354,296	469,957
Weighted average number of common shares outstanding (‘000) - Basic	151,406	133,609	131,759
Weighted average number of common shares outstanding (‘000) [1] - Diluted	151,897	134,188	133,034
Basic earnings per share (US$ per share)	1.60	2.65	3.57
Diluted earnings per share (US$ per share)	1.60	2.64	3.53
[1]	Includes dilutive shares of 490,833 (2024: 515,905) from share options.